MORTGAGE LOANS ON REAL ESTATE - Schedule of Credit Quality Indicators (Details) - Real Estate - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	$ 905		$ 1,493
Fiscal year before current fiscal year	1,893		758
Two years before current fiscal year	1,296		833
Three years before current fiscal year	1,358		3,122
Four years before current fiscal year	3,565		1,242
Prior	5,136		3,896
Total	14,153		11,344
Allowance for credit losses	(132)		(113)
Total, net of allowance	14,021		11,231
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total	11,486		8,927
Allowance for credit losses	(112)	$ (89)	(99)	$ (140)	$ (158)	$ (149)
Total, net of allowance	11,374		8,828
Commercial mortgage loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	595		1,112
Fiscal year before current fiscal year	1,371		358
Two years before current fiscal year	1,009		309
Three years before current fiscal year	930		2,119
Four years before current fiscal year	2,715		978
Prior	4,481		3,666
Total	11,101		8,542
Commercial mortgage loans | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	0		83
Two years before current fiscal year	0		0
Three years before current fiscal year	45		94
Four years before current fiscal year	0		0
Prior	95		0
Total	140		177
Commercial mortgage loans | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	0		0
Two years before current fiscal year	0		29
Three years before current fiscal year	0		10
Four years before current fiscal year	0		0
Prior	44		2
Total	44		41
Commercial mortgage loans | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		0
Fiscal year before current fiscal year	8		0
Two years before current fiscal year	0		0
Three years before current fiscal year	0		11
Four years before current fiscal year	39		59
Prior	154		97
Total	201		167
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,667		2,417
Allowance for credit losses	(20)	$ (19)	(14)	$ (13)	$ (10)	$ (9)
Residential mortgage loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	307		376
Fiscal year before current fiscal year	501		302
Two years before current fiscal year	268		390
Three years before current fiscal year	296		766
Four years before current fiscal year	690		182
Prior	322		114
Total	2,384		2,130
Residential mortgage loans | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	3		3
Fiscal year before current fiscal year	9		9
Two years before current fiscal year	8		18
Three years before current fiscal year	20		34
Four years before current fiscal year	42		11
Prior	18		5
Total	100		80
Residential mortgage loans | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		1
Fiscal year before current fiscal year	2		2
Two years before current fiscal year	2		11
Three years before current fiscal year	2		22
Four years before current fiscal year	11		2
Prior	1		2
Total	18		40
Residential mortgage loans | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0		1
Fiscal year before current fiscal year	2		4
Two years before current fiscal year	9		76
Three years before current fiscal year	65		66
Four years before current fiscal year	68		10
Prior	21		10
Total	$ 165		$ 167